Consolidated Statements of Mezzanine and Stockholders' Equity - USD ($) $ in Thousands	Crede [Member] Mezzanine Equity [Member]	Crede [Member] Preferred Stock [Member]	Crede [Member] Common Stock [Member] [1]	Crede [Member] Additional Paid-in Capital [Member]	[1]	Crede [Member] Retained Earnings [Member]	Crede [Member] Noncontrolling Interest [Member]	Crede [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Crede [Member]	Maxim [Member] Mezzanine Equity [Member]	Maxim [Member] Preferred Stock [Member]	Maxim [Member] Common Stock [Member] [1]	Maxim [Member] Additional Paid-in Capital [Member]	[1]	Maxim [Member] Retained Earnings [Member]	Maxim [Member] Noncontrolling Interest [Member]	Maxim [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Maxim [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Mezzanine Equity [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Preferred Stock [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Common Stock [Member] [1]	Warrants Issued With the 2018 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	Warrants Issued With the 2018 Common Stock Offering [Member] Retained Earnings [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Noncontrolling Interest [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Warrants Issued With the 2018 Common Stock Offering [Member]	The 2018 and 2014 Warrants [Member] Mezzanine Equity [Member]	The 2018 and 2014 Warrants [Member] Preferred Stock [Member]	The 2018 and 2014 Warrants [Member] Common Stock [Member] [1]	The 2018 and 2014 Warrants [Member] Additional Paid-in Capital [Member]	[1]	The 2018 and 2014 Warrants [Member] Retained Earnings [Member]	The 2018 and 2014 Warrants [Member] Noncontrolling Interest [Member]	The 2018 and 2014 Warrants [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	The 2018 and 2014 Warrants [Member]	The 2018 Common Stock Offering [Member] Mezzanine Equity [Member]	The 2018 Common Stock Offering [Member] Preferred Stock [Member]	The 2018 Common Stock Offering [Member] Common Stock [Member] [1]	The 2018 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	The 2018 Common Stock Offering [Member] Retained Earnings [Member]	The 2018 Common Stock Offering [Member] Noncontrolling Interest [Member]	The 2018 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	The 2018 Common Stock Offering [Member]	September 2019 Common Stock Offering [Member] Mezzanine Equity [Member]	September 2019 Common Stock Offering [Member] Preferred Stock [Member]	September 2019 Common Stock Offering [Member] Common Stock [Member] [1]	September 2019 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	September 2019 Common Stock Offering [Member] Retained Earnings [Member]	September 2019 Common Stock Offering [Member] Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	September 2019 Common Stock Offering [Member]	November 2019 Registered Direct Offering [Member] Mezzanine Equity [Member]	November 2019 Registered Direct Offering [Member] Preferred Stock [Member]	November 2019 Registered Direct Offering [Member] Common Stock [Member] [1]	November 2019 Registered Direct Offering [Member] Additional Paid-in Capital [Member]	[1]	November 2019 Registered Direct Offering [Member] Retained Earnings [Member]	November 2019 Registered Direct Offering [Member] Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	November 2019 Registered Direct Offering [Member]	Series E Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Common Stock [Member]	[1]	Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	[1]	Series E Convertible Preferred Stock [Member] Retained Earnings [Member]	Series E Convertible Preferred Stock [Member] Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member] AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Series E Convertible Preferred Stock [Member]	Mezzanine Equity [Member]	Preferred Stock [Member]	Common Stock [Member] [1]	Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017																																																																										0	100,000	17,847
Balance at Dec. 31, 2017																																																																										$ 0	$ 1	$ 0	$ 402,733	$ (296,645)	$ 1,185	$ 0	$ 107,274
Net loss																																																																											0	0	0	(11,134)	5		(11,129)
Issuance of stock (in shares)		0	16,100								0	4,981																										0	4,000
Issuance of stock		$ 0	$ 0	$ 14,788		$ 0	$ 0		$ 14,789		$ 0	$ 0	$ 2,614		$ 0	$ 0		$ 2,614																				$ 0	$ 0	$ 2,721		$ 0	$ 0		$ 2,721
Issuance of common stock due to exercise of warrants (in shares)																				0	3,106
Issuance of common stock due to exercise of warrants																				$ 0	$ 0	$ 2,178		$ 0	$ 0		$ 2,178
Purchase of 10% of M/T Stenaweco Elegance																																																																											0	0	0	0	(1,190)		(1,190)
Stock-based compensation																																																																											0	0	(34)	0	0		(34)
Family Trading facility beneficial conversion feature																																																																											0	0	15,028	0	0		15,028
Elimination of beneficial conversion feature with debt extinguishment																																																																											0	0	(3,451)	0	0		(3,451)
Deemed dividend due to debt extinguishment of FT facility																																																																											0	0	(2,258)	0	0		(2,258)
Excess of consideration over acquired assets																																																																											$ 0	$ 0	(22,260)	0	0		(22,260)
Other comprehensive loss																																																																																	0
Balance (in shares) at Dec. 31, 2018																																																																										0	100,000	46,034
Balance at Dec. 31, 2018																																																																										$ 0	$ 1	$ 0	412,059	(307,779)	0	0	104,281
Balance (in shares) at Dec. 31, 2017																																																																										0	100,000	17,847
Balance at Dec. 31, 2017																																																																										$ 0	$ 1	$ 0	402,733	(296,645)	1,185	0	107,274
Issuance of common stock due to exercise of warrants (in shares)																											7,000
Balance (in shares) at Dec. 31, 2019																																																																										15,724	100,000	347,813
Balance at Dec. 31, 2019																																																																										$ 18,083	$ 1	$ 3	411,583	(322,552)	0	(1,361)	87,674
Balance (in shares) at Dec. 31, 2018																																																																										0	100,000	46,034
Balance at Dec. 31, 2018																																																																										$ 0	$ 1	$ 0	412,059	(307,779)	0	0	104,281
Net loss																																																																											0	0	0	(14,773)	0	0	(14,773)
Issuance of stock (in shares)																																																116,404									168,000
Issuance of stock																																																$ 1	$ 9,288					$ 9,289			$ 2	$ 7,640					$ 7,642
Issuance of common stock due to exercise of warrants (in shares)																														17,375
Issuance of common stock due to exercise of warrants																														$ 0	$ 4,454					$ 4,454
Stock-based compensation																																																																													(34)				(34)
Excess of consideration over acquired assets																																																																													(6,701)				(6,701)
Initial measurement of Class B Warrants (Note 14)																																																																													(997)				(997)
Issuance of Series E Shares (Note 16) (in shares)																																																																28,158
Issuance of Series E Shares (Note 16)																																																																$ 28,158									$ 0
Redemptions on Series E Shares (Note 16) (in shares)																																																																										(12,434)
Redemptions on Series E Shares (Note 16)																																																																										$ (14,302)							0
Deemed dividend for Series E (Note 16)																																																																										9,339							0
Deemed dividend for Series E as part of exchange																																																																													(9,570)				(9,570)
Deemed dividend equivalents on Series E Shares issued during the period related to redemption value (Note 16)																																																																										4,227			(4,227)				(4,227)
Repurchase of beneficial conversion feature with debt extinguishment																																																																													(8,518)				(8,518)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)																																																																										(9,339)			9,339				9,339
Series E Dividends 2019 (Note 16)																																																																													(2,650)				(2,650)
Reversal of equity offering costs accrued not payable																																																																													1,500				1,500
Other comprehensive loss																																																																																(1,361)	(1,361)
Reversal of Other comprehensive loss (Note 14)																																																																																	(1,361)
Balance (in shares) at Dec. 31, 2019																																																																										15,724	100,000	347,813
Balance at Dec. 31, 2019																																																																										$ 18,083	$ 1	$ 3	411,583	(322,552)	0	(1,361)	87,674
Net loss																																																																														(22,818)			(22,818)
Issuance of stock (in shares)																																																																												39,416,959
Issuance of stock																																																																												$ 394	120,784				121,178
Stock-based compensation																																																																													(34)				(34)
Excess of consideration over acquired assets																																																																													(62,000)				(62,000)
Issuance of Series E Shares (Note 16) (in shares)																																																																										14,350
Issuance of Series E Shares (Note 16)																																																																										$ 14,350							0
Redemptions on Series E Shares (Note 16) (in shares)																																																																										(21,364)
Redemptions on Series E Shares (Note 16)																																																																										$ (24,569)							0
Deemed dividend equivalents on Series E Shares issued during the period related to redemption value (Note 16)																																																																										3,099			(3,099)				(3,099)
Beneficial conversion feature of Series E convertible perpetual preferred stock (Note 16)																																																																										(1,067)			1,067				1,067
Series E Dividends 2019 (Note 16)																																																																													(1,796)				(1,796)
Reversal of equity offering costs accrued not payable																																																																													235				235
Other comprehensive loss																																																																																	0
Cashless exercises of Class A Warrants (Note 9) (in shares)																																																																												67,200
Cashless exercises of Class A Warrants (Note 9)																																																																												$ 1	(1)				0
Dividends of Series E shares (Note 16) (in shares)																																																																										2,554
Dividends of Series E shares (Note 16)																																																																										$ 2,554
Dividends of Series E shares (Note 16) (in shares)																																																																										(2,554)
Deemed dividend related to beneficial conversion feature of Series E Shares																																																																										$ 1,067			(1,067)				(1,067)
Reversal of Other comprehensive loss (Note 14)																																																																																1,361	1,361
Balance (in shares) at Dec. 31, 2020																																																																										11,264	100,000	39,831,972
Balance at Dec. 31, 2020																																																																										$ 13,517	$ 1	$ 398	$ 465,672	$ (345,370)	$ 0	$ 0	$ 120,701

[1]	Adjusted to reflect the reverse stock split effected in August 2020 (see Note 1 and 9)